10-Q Financial Instruments - Preferred Stock Warrants Liability (Details) - Preferred Stock Warrants Liability - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 871	$ 994
Change in fair value	1,047	(123)
Conversion of preferred stock warrants liability to equity	(1,918)
Ending balance	$ 0	$ 871